Average Annual Total Returns - AZL MVP Fusion Conservative Fund	Apr. 30, 2021
ConservativeCompositeIndex [Member]
Average Annual Return:
1 Year	12.52%	[1]
5 Years	8.50%	[1]
10 Years	7.58%	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
SPFiveIndex [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
AZL MVP Fusion Conservative Fund
Average Annual Return:
1 Year	4.79%
5 Years	5.68%
10 Years	5.18%

[1]	Reflects no deduction for fees, expenses, or taxes.